Balance Sheet Components	12 Months Ended
Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Balance Sheet Components

NOTE 7 — Balance Sheet Components

Selected balance sheet components consisted of the following (in millions):

	December 31,
	2012	2011
	(Revised)
Inventories:
Raw materials	$426.9	$219.2
Work-in-process	126.2	55.7
Finished goods	1,104.6	655.0

	1,657.7	929.9
Less: inventory reserves	(111.2)	(40.5)

Inventories, net	$1,546.5	$889.4

Property and equipment:
Machinery and equipment	$836.3	$597.2
Buildings and improvements	701.1	382.2
Research and laboratory equipment	112.4	108.7
Leasehold improvements	107.6	89.5
Furniture and fixtures	295.9	51.7
Land and land improvements	62.7	47.1
Construction in progress	114.5	131.1

Total property and equipment, at cost	2,230.5	1,407.5
Less accumulated depreciation	(745.5)	(693.8)

Total property and equipment, net	$1.485.0	$713.7

Accounts payable and accrued expenses:
Trade accounts payable	$598.6	$755.9
Accrued third-party rebates	551.1	221.6
Current portion of contingent consideration obligations	351.9	128.3
Accrued payroll and related benefits	260.1	121.4
Proposed legal settlements	173.3	28.8
Royalties and sales agent payables	86.2	119.9
Accrued indirect returns	83.3	28.9
Interest payable	49.5	17.8
Accrued severence, retention and other shutdown costs	65.1	14.1
Other accrued expenses	248.8	98.7

Total accounts payable and accrued expenses	$2,467.9	$1,535.4